FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

6.    FAIR VALUE MEASUREMENTS

There were no assets and liabilities measured at fair value on a recurring basis as of December 31, 2020. Assets and liabilities measured at fair value on a recurring basis as of December 31, 2019 consisted of:

	Level 1	Level 2	Level 3	Total
Assets:
Equity investments	$5,175	—	—	5,175
Total assets at fair value	$5,175	—	—	5,175
Liabilities:
Contingent consideration(a)	$—	—	1,667	1,667
Total liabilities at fair value	$—	—	1,667	1,667

(a)	Represents the estimated fair value of the additional variable cash consideration payable by the Company in connection with an acquisition completed by the Company in a prior year that was contingent upon the achievement of certain performance milestones. The Company estimated the fair value using expected future cash flows over the period in which the obligations are expected to be settled and applied a discount rate that appropriately captures a market participant’s view of the risk associated with the obligation. Significant increases (decreases) to values of the unobservable inputs would result in a lower (higher) fair value measurement. The unobservable inputs are not considered to be interrelated. The liabilities are included in accrued liabilities in the Company’s consolidated balance sheets, based upon the timing of the expected payout. As of December 31, 2020, the obligation has been fully settled with the difference between the settled amount and the fair value included in selling, general, and administrative expenses in the Company’s consolidated statements of operations and comprehensive income (loss).

There were no transfers of assets or liabilities between levels during the years ended December 31, 2020, and 2019.

The significant unobservable inputs used in the fair value measurement categorized within Level 3 of the fair value hierarchy as of December 31, 2019 are as shown below:

		Significant
		unobservable
	Valuation technique	inputs	Range
Contingent Consideration	Discounted Cash Flows	Discount rate	17.00%

The following table provides a summary of changes in fair value of the Company’s Level 3 financial instruments for the years ended December 31, 2020 and 2019.

Level 3
Instruments
Balance, December 31, 2018	$1,667
Settlement of obligation	—
Balance, December 31, 2019	$1,667
Settlement of obligation	(240)
Fair value adjustment included in earnings	(1,427)
Balance, December 31, 2020	$—

The carrying value of our long-term debt obligations approximates the fair value, as the long-term debt was entered close to year-end. The Company classifies its long-term debt within Level 2 of the fair value hierarchy.